Related Party Transactions (Tables)	12 Months Ended
Jan. 31, 2021
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Summary of Benefit Expenses in Relation with Key Management Personnel	The Company incurred the following benefit expenses in relation with key management personnel:

	Years ended
	January 31, 2021	January 31, 2020
Current remuneration	$20.1	$17.6
Post-employment benefits	1.3	1.3
Termination benefits	0.5	—
Stock-based compensation expense	8.4	7.3
Total	$30.3	$26.2